FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liquidity risk
Accounts payables and accrued liabilities	$ 9,798	$ 15,429
Short-term liabilities	11,984	16,105
Lease liabilities	2,087	2,817	$ 2,323
Lease liabilities, contractual cash flows	2,416
Borrowings	1,758	1,988	$ 2,129
Borrowings, contractual cash flows	1,979
Account payables and accrued liabilities, contractual cash flows	9,798
Convertible notes	53,624	$ 56,544
Convertible Notes - Host
Liquidity risk
Convertible notes	53,624
Convertible notes, contractual cash flows	66,129
0 to 12 months
Liquidity risk
Accounts payables and accrued liabilities	9,798
Lease liabilities	545
Borrowings	577
2025
Liquidity risk
Lease liabilities	529
Borrowings	577
2025 | Convertible Notes - Host
Liquidity risk
Convertible notes	66,129
more than 24 months
Liquidity risk
Lease liabilities	1,342
Borrowings	$ 825